Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	30 June 2022	31 December 2021
Property, plant and equipment owned	24 059	24 459
Property, plant and equipment leased (right-of-use assets)	2 261	2 219

Total property, plant and equipment	26 320	26 678

Summary of Property, Plant and Equipment

	30 June 2022				31 December 2021
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 374	35 907	2 462	50 742	48 993
Effect of movements in foreign exchange	(127)	(502)	10	(619)	(1 616)
Acquisitions	2	607	1 063	1 671	4 739
Acquisitions through business combinations	—	—	—	—	2
Disposals through sale and derecognition	(98)	(544)	—	(642)	(1 301)
Disposals through the sale of subsidiaries	(6)	(3)	—	(9)	(51)
Transfer (to)/from other asset categories and other movements 1	242	1 181	(1 228)	195	(23)

Balance at end of the period	12 386	36 647	2 306	51 339	50 742

Depreciation and impairment losses
Balance at end of previous year	(4 292)	(21 992)	—	(26 286)	(24 802)
Effect of movements in foreign exchange	73	339	—	412	813
Depreciation	(199)	(1 556)	—	(1 755)	(3 384)
Disposals through sale and derecognition	35	506	—	541	1 168
Disposals through the sale of subsidiaries	3	5	—	9	46
Impairment losses	(2)	(67)	—	(68)	(183)
Transfer to/(from) other asset categories and other movements 1	(9)	(123)	—	(132)	57

Balance at end of the period	(4 391)	(22 886)	—	(27 280)	(26 286)

Carrying amount
at 31 December 2021	8 082	13 915	2 462	24 459	24 459
at 30 June 2022	7 995	13 760	2 306	24 059	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	30 June 2022
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at June 30	1 655	607	2 261
Depreciation for the period ended June 30	(189)	(25)	(214)

	31 December 2021
Million US dollar	Land and buildings	Machinery, equipment and other	Total

Net carrying amount at 31 December	1 696	523	2 219
Depreciation for the year ended 31 December	(373)	(201)	(574)